Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Estimated amortization expense
2020	$ 9,995
2021	8,835
2022	8,901
2023	7,913
2024	7,256
Thereafter	65,083
Total	107,983
VOBA
Estimated amortization expense
2020	1,573
2021	1,486
2022	2,478
2023	2,272
2024	2,296
Thereafter	59,753
Total	69,858
Other intangible assets
Estimated amortization expense
2020	8,422
2021	7,349
2022	6,423
2023	5,641
2024	4,960
Thereafter	5,330
Total	$ 38,125